Assets held for sale - Schedule of components of assets held for sale (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Assets Held For Sale [Line Items]
Property and plant	$ 105,729	$ 0
Disposal Group
Disclosure Of Assets Held For Sale [Line Items]
Property and plant	$ 0	$ 8,647,779